Commitments	12 Months Ended
Dec. 31, 2023
Capital commitments [abstract]
Commitments
31.
Commitments
(a)
Operating commitments

The following table summarizes future minimum commitments of the Group under non-cancelable operating arrangements:

	2022	2023
	RMB’million	RMB’million
Within one year	61	31
Later than one year but not later than five years	18	12
	79	43

As at December 31, 2023, the operating commitments of the Group are mainly related to property management and other services.

(b)
Content royalty

The Group is subject to the following minimum royalty payments associated with its license agreements:

	2022	2023
	RMB’million	RMB’million
Within one year	1,743	2,949
Later than one year but not later than five years	350	1,510
	2,093	4,459

(c)
Investment commitments

As at December 31, 2022 and 2023, the Group had commitments of approximately RMB13 million and RMB25 million to invest in equity interest of certain entities.